Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Statement of Profit or Loss
Recognized in the statement of profit or loss:

	2019	2018	2017
Interest income	288,010	395,045	278,599
Net fair value gains on derivative financial instruments and interest (*)	—	654,933	317,542
Cash flow hedges – reclassified to profit or loss (* )	—	568,370	—
Other	9,440	58,766	1,105

Finance income	297,450	1,677,114	597,246

Net foreign exchange losses	(1,039,618)	(2,695,045)	(718,501)
Net interest expenses for financial assets and liabilities measured at amortized cost	(864,492)	(552,101)	(193,311)
Net fair value losses on derivative financial instruments and interest (*)	(550,438)	—	—
Cash flow hedges – reclassified to profit or loss (*)	461,133	—	—
Other	(31,703)	(116,926)	(8,300)

Finance costs	(2,025,118)	(3,364,072)	(920,112)

Net finance costs	(1,727,668)	(1,686,958)	(322,866)

(*)	Interest expense/income and fair value of derivative financial instruments are shown netted off in the consolidated statement of profit or loss.